Note 4 - Parties‑In‑Interest	12 Months Ended
Dec. 31, 2025
EBP 90-1026709 002 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

Note 4 - Parties‑In‑Interest

Certain Plan investments are managed by the investment trustee as defined by the Plan and, therefore, these transactions qualify as parties‑in‑interest transactions. These transactions are not considered prohibited transactions under 29 CFR 408(b) of the ERISA regulations.

The investment of the Plan in the Company’s common stock is considered a party-in-interest transaction. During the year ended December 31, 2025, the Plan purchased 1,971 shares for a total of $26,696 and sold 1,488 shares for a total of $21,220.

Notes receivable from participants is considered a party-in-interest transaction. The balance of these notes, including interest receivable, was $113,705 at December 31, 2025 and $74,843 at December 31, 2024. For 2025, interest income on the notes receivable totaled $10,215.